Fair Value Measurements - Schedule of Available-for-sale debt investments (Detail) - Available-for-sale Securities [Member] ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance	¥ 2,607		¥ 3,970
Additions	67		5
Disposals			(500)
Reclassification			412
Conversion to equity investment	(18)		(1,355)
Share of losses in excess of equity method investment in ordinary shares	(207)		(82)
Net unrealized fair value change recognized in other comprehensive income	(243)		153
Accrued interest	75		68
Foreign currency translation adjustments	(19)		(64)
Ending balance	¥ 2,262	$ 355	¥ 2,607